BORROWINGS - Schedule of Reconciliation of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Balance at beginning of period	$ 1,440,329	$ 1,010,355	$ 717,240
Acquired as part of a business combination	0	2,437	3,801
Sale of equity interest	(154,966)	0	0
Proceeds from borrowings	1,537,230	2,587,554	1,727,745
Repayments of borrowings	(1,547,912)	(2,139,686)	(1,436,367)
Costs incurred to secure financing	(13,776)	(34,234)	(10,255)
Amortization of discount and deferred financing costs	16,358	13,903	8,191
Cash paid for interest	(116,784)	(83,958)	(42,673)
Finance costs and other	116,148	83,958	42,673
Balance at end of period	$ 1,276,627	$ 1,440,329	$ 1,010,355